Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance income
Investment income	$ 53	$ 5
Total finance income	53	5
Finance expense
Debt interest	365	298
Interest on advances from SMM/SC	89	37
Interest on lease liabilities	15	15
Letters of credit and standby fees	34	44
Accretion on decommissioning and restoration provisions	138	146
Other	51	20
Finance expense gross	692	560
Less capitalized borrowing costs (Note 16)	(489)	(370)
Total finance expense	$ 203	$ 190